Provision for Post-Employment Benefits - Schedule of Provision for Post-employment Benefits (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 68,701		$ 27,632